Vessel Sales and Impairments - Additional Information (Detail) (USD $)	12 Months Ended							3 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Aframax tanker [Member] Vessel	Dec. 31, 2012 Suezmax tanker [Member] Vessel	Dec. 31, 2012 Product tanker [Member] Vessel	Dec. 31, 2011 Product tanker [Member] Vessel	Apr. 30, 2010 Falster Spirit [Member] Aframax tanker [Member]	Aug. 31, 2010 Sotra Spirit [Member] Aframax tanker [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel impairment and net loss on sale of vessels	$ 352,546,000	$ 58,034,000	$ 1,864,000	$ 44,500,000	$ 305,600,000	$ 2,400,000	$ 58,034,000
Number of vessels written down to their estimated fair values				4	7	1	3
Number of tankers held for sale				1
Number of vessels sold				2
Proceeds from sale of tankers			35,396,000					17,300,000	17,200,000
Total net loss on sale of vessels				$ 1,900,000